Note 9 - Other Disclosures (Details Textual) € / shares in Units, € in Thousands			12 Months Ended
		Nov. 19, 2021 € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans			€ 1,047	€ 491	€ 329
Income from government grants			71	68	€ 15
Government grants				136
Government grants, payment installment amount				€ 68
Government grants, deferral period (Month)				18 months
Proceeds from government grants			€ 18
Share-based payment arrangements, exit event, percentage of shares or assets sold or transferred			95.00%
Vesting term after exit-event, share options granted (Year)			1 year
Expiration term after exit-event, share options granted (Year)			4 years
Weighted average remaining contractual life of outstanding share options (Year)			3 years 10 months 24 days
Exercise price, share options granted (in EUR per share) | € / shares			€ 0.06
Number of supervisory board members			5
Adjusted weighted average number of ordinary shares outstanding (in shares) | shares			59,836,824	57,684,220	56,860,720
Diluted earnings (loss) per share, before bonus share adjustment (in EUR per share) | € / shares				€ 1.66	€ 0.30
Total diluted earnings (loss) per share (in EUR per share) | € / shares				€ 0.97	€ 0.18
Key management personnel compensation, share-based payment	[1]		€ 1,898	€ 5,829	€ 0
Debt to equity swap			€ 1,648
Former key management personnel [member]
Statement Line Items [Line Items]
Key management personnel compensation, share-based payment					2,577
Sono Motors Investment UG [member]
Statement Line Items [Line Items]
Total borrowings					€ 185
Borrowings, interest rate					4.00%
Equity-settled program [member]
Statement Line Items [Line Items]
Number of additional employees offered share based payment arrangement transfer				5
Number of additional employees, active, share based payment arrangement				1
Number of additional employees, former, share-based payment arrangement				4
Number of employees			88	88
Cash-settled program [member]
Statement Line Items [Line Items]
Number of employees			1
Liabilities from share-based payment transactions			€ 0
Options with service conditions [member]
Statement Line Items [Line Items]
Number of employees			2
Vesting period, share options granted (Month)			36 months
Share options without service conditions [member]
Statement Line Items [Line Items]
Number of employees			86
Restricted stock units [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options (Year)			9 years 10 months 24 days
Exercise price, share options granted (in EUR per share) | € / shares		€ 0.00
Vesting, number of installments, other equity instruments		4
Vesting period, other equity instruments (Year)		4 years

[1]	thereof kEUR 2,577 for key management personnel leaving in 2019